Annual Total Returns	12 Months Ended
Dec. 31, 2024
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(93.74%)
T-REX 2X LONG TESLA DAILY TARGET ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	54.42%
T-REX 2X INVERSE TESLA DAILY TARGET ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(88.71%)
T-REX 2X LONG NVIDIA DAILY TARGET ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	382.25%